Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	35 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Intelligent Real Estate ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	5.88%
Residential REIT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%		(0.29%)
Dow Jones U.S. Select REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%	11.77%	0.78%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.38%	24.14%	13.41%